Debt, long-term debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long term debt
Debt issuance cost	$ 25,900,000
Obligation on capital leases	2,143,000	3,749,000
Total long-term debt	1,151,865,000	878,198,000
Long-term debt, current	46,000	166,000
Long-term debt, noncurrent	1,151,819,000	878,032,000
6.7% Senior Notes
Long term debt
Interest rate on debt	6.70%
Maturity date of debt issued	Dec. 15, 2033
Call date of debt issued	Dec. 31, 2003
Long term debt, face value	544,000,000	544,000,000
Unamortized discount	(11,278,000)	(11,551,000)
Long term debt	532,722,000	532,449,000
6.7% Senior Notes | Minimum
Long term debt
Date of debt issuance	Dec. 08, 2003
6.7% Senior Notes | Maximum
Long term debt
Date of debt issuance	Jun. 28, 2004
6.95% Senior Notes
Long term debt
Interest rate on debt	6.95%
Date of debt issuance	May 09, 2011
Maturity date of debt issued	May 15, 2060
Call date of debt issued	May 15, 2016
Long term debt	342,000,000	342,000,000
7.25% Senior Notes
Long term debt
Interest rate on debt	7.25%
Date of debt issuance	Dec. 01, 2014
Maturity date of debt issued	Dec. 01, 2063
Call date of debt issued	Dec. 08, 2019
Long term debt	$ 275,000,000